As filed with the Securities and Exchange Commission on September 13, 2010
Investment Company Act File No. 811-21364; Securities Act File No. 333-105659

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
POST-EFFECTIVE AMENDMENT No. 17 ☑
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 19 ☑
SCHRODER GLOBAL SERIES TRUST
875 Third Avenue, 22nd Floor, New York, New York 10022
(212) 641-3800
Carin F. Muhlbaum, Esq.
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor,
New York, New York 10022
Copies to:
Timothy W. Diggins, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110-2624
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☑	On September 28, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 17 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 11, which was filed pursuant to Rule 485(a) under the Securities Act on May 6, 2010, to September 28, 2010. This Post-Effective Amendment No. 17 is intended to amend and supercede Post-Effective Amendment No. 16 filed pursuant to Rule 485(b) under the Securities Act on September 3, 2010 and is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 11.
This filing relates only to Schroder QEP Global Value Fund and Schroder QEP Global Quality Fund, each a new series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

SCHRODER GLOBAL SERIES TRUST
Part A. INFORMATION REQUIRED IN A PROSPECTUS
Part A is incorporated by reference to Part A of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Schroder Global Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 6, 2010 (“Amendment No. 11/13”).
Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Part B is incorporated by reference to Part B of Amendment No. 11/13 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 6, 2010.

PART C — OTHER INFORMATION
ITEM 28. EXHIBITS
a. Amended and Restated Agreement and Declaration of Trust (see Note 1).
b. Third Amended and Restated By-Laws of the Trust (see Note 3).
c. See Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust (see Note 1) and Articles 11 and 12 of the Registrant’s Third Amended and Restated By-laws (see Note 3).
d. (i) Investment Advisory Agreement between the Trust and Schroder Investment Management North America Inc. (“Schroders”) relating to the Schroder North American Equity Fund (“NAEF”) (see Note 2).
(ii) Investment Subadvisory Agreement between the Trust, Schroders, and Schroder Investment Management North America Limited (“SIMNA Ltd.”) relating to NAEF (see Note 2).
(iii) Amended and Restated Investment Subadvisory Agreement between the Trust, Schroders and SIMNA Ltd. relating to NAEF (see Note 5).
(iv) Investment Advisory Agreement between the Trust and Schroders relating to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
(v) Investment Subadvisory Agreement between the Trust, Schroders, and SIMNA Ltd. relating to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
e. Distribution Agreement between the Trust and Schroder Fund Advisors Inc. (see Note 2).
f. Not applicable.
g. (i) Global Custody Agreement between the Trust and JPMorgan Chase Bank (see Note 2).
(ii) Amendment to Global Custody Agreement between the Trust and JPMorgan Chase Bank, NA dated October 26, 2005 (see Note 4).
(iii) Amendment to Global Custody Agreement related to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
h. (i) Administration Agreement between the Trust and Schroder Fund Advisors Inc. (see Note 2).
(ii) Amendment to Administration Agreement between the Trust and Schroder Fund Advisors Inc. related to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.

(iii) Sub-Administration and Accounting Agreement among the Trust, on behalf of the Fund, Schroder Fund Advisors Inc. and SEI Investments Global Fund Services (“SEI”) (see Note 3).
(iv) Amendment No. 1 to the Sub-Administration and Accounting Agreement among the Trust, on behalf of NAEF, Schroder Fund Advisors Inc. and SEI, dated June 1, 2008 (see Note 9).
(v) Amendment No. 2 to the Sub-Administration and Accounting Agreement among the Trust, on behalf of Schroder Global Value Fund and Schroder Global Quality Fund, Schroder Fund Advisors Inc. and SEI filed herewith.
(vi) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company (see Note 2).
(vii) Amendment to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company dated September 1, 2006 (see Note 7).
(viii) Form of Amendment to Transfer Agency Agreement (see Note 4).
(ix) Amendment to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company dated July 22, 2008 (see Note 9).
(x) Amendment to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company dated September 1, 2009 (see Note 10).
(xi) Amendment to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company related to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
(xii) Organizational Expense Reimbursement Agreement between the Trust and Schroders (see Note 1).
(xiii) Expense Reimbursement and Limitation Agreement between the Trust and Schroders related to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
(xiv) Form of Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. dated as of October 6, 2008 (see Note 9).
(xv) Amendment No. 1 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. dated as of September 23, 2009 (see Note 11).
(xvi) Amendment No. 2 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. related to Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
i. (i) Opinion and Consent of Ropes & Gray LLP (see Note 1).
(ii) Opinion and Consent of Ropes & Gray LLP relating to the Advisor Shares of NAEF (see Note 4).

(iii) Opinion and Consent of Ropes & Gray LLP relating to the Institutional Shares of Schroder Global Value Fund and Schroder Global Quality Fund filed herewith.
j. Consent of PricewaterhouseCoopers LLP (see Note 11).
k. Not applicable.
l. Subscription Agreement between the Trust, on behalf of the Fund, and Schroders (initial capital agreement) (see Note 1).
m. Amended and Restated Distribution Plan with respect to Advisor Shares (see Note 6).
n. Amended Multi-class (Rule 18f-3) Plan adopted by the Trust filed herewith.
o. Reserved.
p. (i) Code of Ethics for Schroders and Schroder Fund Advisors Inc. (see Note 10).
(ii) Code of Ethics of SIMNA Ltd. (see Note 3).
(iii) Amended Code of Ethics of the Trust (see Note 3).
q. Power of attorney for Mark A. Hemenetz, Alan M. Mandel, Catherine A. Mazza, William L. Means and James D. Vaughn (see Note 7).
Notes:
1.	Exhibit incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on September 12, 2003, accession number 0000950136-03-002263.

2.	Exhibit incorporated by reference to Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on August 31, 2004, accession number 0000950136-04-002856.

3.	Exhibit incorporated by reference to Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on August 29, 2005, accession number 0000950136-05-005505.

4.	Exhibit incorporated by reference to Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on January 26, 2006, accession number 0000950136-06-000431.

5.	Exhibit incorporated by reference to Post-Effective Amendment No. 4 to the Trust’s

Registration Statement on Form N-1A filed via EDGAR on February 28, 2006, accession number 0000950136-06-001489.

6.	Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on March 30, 2006, accession number 0000950136-06-002508.

7.	Exhibit incorporated by reference to Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2007, accession number 0000950136-07-001247.

8.	Exhibit incorporated by reference to Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 29, 2008, accession number 0000950136-08-001037.

9.	Exhibit incorporated by reference to Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 27, 2009, accession number 0000950123-09-003706.

10.	Exhibit incorporated by reference to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 31, 2009, accession number 0000950123-09-074516.

11.	Exhibit incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 26, 2010, accession number 0000950123-10-018380.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST
None.
ITEM 30. INDEMNIFICATION
Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (b) to be liable to the Trust or it’s Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of a undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees’ then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (the disinterested Trustees to take final action on the consideration of such approval within 60 days of a request therefor by a Covered Person), or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (which opinion the Trustees shall use reasonable diligence to obtain within 60 days of a request therefor by a Covered Person). Any such Covered Person shall be entitled to a presumption that he or she acted without willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery, from any Covered Person of an amount paid to such Covered Person in accordance with this Section a indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s Office.
SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
Article IX of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides as follows:
SECTION 2. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.
For purposes of (a) any standard of care applicable to a Trustee in the discharge of his or her duties as a trustee and (b) indemnification of a Trustee pursuant to Article VIII of the Declaration of Trust, the conduct of the Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an “audit committee financial expert” nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification.
Article 3.10 of the Registrant’s Third Amended and Restated Bylaws provides as follows:
3.10. MANDATORY INDEMNIFICATION OF TRUSTEES. The Trust shall to the fullest extent legally permissible indemnify each person who is or was a Trustee against all liabilities, costs and expenses reasonably incurred by such person in connection with or resulting from any action, suit or proceeding, whether civil, criminal, administrative or investigative, brought by any governmental or self-regulatory authority, including without limitation any formal or informal investigation into possible violations of law or regulation initiated by any governmental body or self-regulatory authority, in which such person may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of he or she having been a Trustee, or by reason of any action taken or not taken in such capacity, except to the extent prohibited by the Declaration of Trust. Any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal or any proceeding related to any period prior to such amendment or removal.
Reference is made to the Trust’s Distribution Agreement, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a) Schroder Investment Management North America Inc. The directors and officers of Schroder Investment Management North America Inc. (“Schroders”) have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of Schroders or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of Schroders or certain of its corporate affiliates, are as follows: Keith Collins, Group Head of Finance, who was formerly Global Head of Finance for Dresdner’s investment bank.
The address of Schroders and Schroder Fund Advisors Inc. is 875 Third Avenue, 22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of Schroders are as follows: Schroder Investment Management North America Limited, Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney, Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.
(b) Schroder Investment Management North America Limited. The directors and officers of Schroder Investment Management North America Limited (“SIMNA Ltd.”) have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of SIMNA Ltd. or certain of its corporate affiliates.
The address of SIMNA Ltd. is 31 Gresham St., London EC2V 7QA, United Kingdom. The addresses of certain corporate affiliates of SIMNA Ltd. are as follows: Schroder Investment Management North America Inc. and Schroder Fund Advisors Inc. are located at 875 Third Avenue, 22nd Floor, New York, NY 10022. Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney, Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St. Peter Port,

Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.
ITEM 32. PRINCIPAL UNDERWRITERS
(a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each series of the Registrant, each series of Schroder Series Trust and each series of Schroder Capital Funds (Delaware).
(b) The directors and officer of the Registrant’s principal underwriter are as follows:

NAME AND PRINCIPAL	POSITION AND OFFICE	POSITION AND OFFICE
BUSINESS ADDRESS*	WITH UNDERWRITER	WITH THE TRUST

Catherine A. Mazza	Director	Trustee and Chairman

Mark A. Hemenetz	Director and Chairman	President and Principal Executive Officer

Alan M. Mandel	Director	Treasurer and Principal Financial and Accounting Officer

Carin F. Muhlbaum	Director and Secretary	Vice President

Stephen DeTore	Director and Chief Compliance Officer	Chief Compliance Officer

William MacCarter Sims	Director and President	None

Dean S. Allen	Director	None

Robert Fortino	Chief Financial Officer and Financial Operations Principal	None

Angel Lanier	Assistant Secretary	Assistant Clerk

*	The principal business address of each individual listed above is 875 Third Avenue, 22nd Floor, New York, New York 10022.
(c) Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant’s Vice President, Carin F. Muhlbaum; the Registrant’s Clerk, Abby Ingber; the Registrant’s investment adviser, Schroder Investment Management North America Inc.; the Registrant’s custodian, JPMorgan Chase Bank; the Registrant’s administrator, Schroder Fund Advisors Inc.; the Registrant’s sub-administrator, SEI Investments Global Fund Services; the Registrant’s transfer agent and registrar, Boston Financial Data Services, Inc.; and Schroder Investment Management North America Limited, the sub-adviser to the Schroder North American Equity Fund. The address of the Vice President, Clerk and investment adviser is 875 Third Avenue, 22nd Floor, New York, New York 10022; the address of the custodian is 270 Park Avenue, New York, New York 10017; the address of the administrator is 875 Third Avenue, 22nd Floor, New York, New York 10027; the address of the sub-administrator is 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456; the address of the transfer agent and registrar is 2000 Crown Colony Drive, Quincy, Massachusetts 02169; and the address of the sub-adviser is 31 Gresham St., London EC2V 7QA, United Kingdom.
ITEM 34. MANAGEMENT SERVICES
None.
ITEM 35. UNDERTAKINGS
(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.
NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Schroder Global Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 13th day of September, 2010.

SCHRODER GLOBAL SERIES TRUST

By:	/s/ Mark A. Hemenetz

Name: Mark A. Hemenetz
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 13, 2010.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz

Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel

Name: Alan M. Mandel
Title: Treasurer and Principal Financial and Accounting Officer

*	Catherine A. Mazza, Trustee

*	William L. Means, Trustee

*	James D. Vaughn, Trustee

By:	/s/ Alan M. Mandel

Alan M. Mandel, Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.
EXHIBIT INDEX
None.